SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2013
Share-based compensation
Summary of the Company's restricted shares award issued under 2011 Plan
	Number of ordinary shares	Weighted average grant date fair value
		(US$)

Outstanding, January 1, 2013	—

Granted	8,448,992	0.24
Vested	—
Forfeited	(1,689,798)	0.24

Outstanding, December 31, 2013	6,759,194	0.24

Vested and expected to vest at December 31, 2013	6,759,194	0.24

Schedule of total compensation expense relating to options granted
	2011	2012	2013
	(RMB)’000	(RMB)’000	(RMB)’000	(US$)’000
Cost of revenues	4,047	2,896	1,665	275
Sales and marketing expenses	9,669	6,917	3,853	636
General and administration expenses	8,968	3,219	3,833	633
Research and development expenses	4,272	3,056	2,501	413
	26,956	16,088	11,852	1,957

Employees
Share-based compensation
Summary of entity's share option activity
	Number of options	Weighted average Exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
		(US$)	(Years)	(US$’000)

Outstanding, January 1, 2012	40,285,702	0.33	8.58	1,035

Granted	2,130,000	0.27
Exercised	(2,406,272)	0.22
Forfeited	(3,494,672)	0.30

Outstanding, December 31, 2012	36,514,758	0.22	7.70	840

Vested and expected to vest at December 31, 2012	36,514,758	0.22	7.70	840

Exercisable at December 31, 2012	15,410,254	0.19	7.16	840

Granted	9,471,008	0.24
Exercised	(11,277,280)	0.20
Forfeited	(2,304,912)	0.24

Outstanding, December 31, 2013	32,403,574	0.23	6.78	10,479

Vested and expected to vest at December 31, 2013	32,403,574	0.23	6.78	10,479

Exercisable at December 31, 2013	17,824,031	0.21	7.16	6,211

Schedule of assumptions used in calculation of estimated fair value of the options
	June 20, 2011	May 21, 2012	July 8, 2013

Suboptimal exercise factor	2.2	2.2	2.8
Risk-free interest rates	2.21%	1.73%	2.66%
Expected volatility	71.2%	67.5%	61.26%
Expected dividend yield	0%	0%	0%
Weighted average fair value of share option	0.236	0.166	0.141